Financial Instruments on Balance Sheet - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities as per balance sheet
Bank loans	€ 536	€ 742	€ 40
Finance lease liabilities	909	735	826
RCA's liability	22,559
Assets as per balance sheet
Deposits	1,434	311
Trade and other receivables	2,905
Other current assets	2,255	1,420
Short term investment	10,653	34,230
Cash and cash equivalents	23,253	48,357	100,175	€ 27,633
Total	37,828
Deposits	273
Trade and other receivables	2,905
Other current assets	744
Short-term investments	10,653	34,230
Cash and cash equivalents	23,253	48,357	100,175	€ 27,633
Total	37,828
RCA's [member]
Liabilities as per balance sheet
RCA's liability	1,770	8,438	€ 11,382
Financial liabilities at amortised cost [member]
Liabilities as per balance sheet
Bank loans	536	742
Finance lease liabilities	909	735
Trade payables and other current liabilities	7,083	9,606
Total	10,298	19,521
Financial liabilities at amortised cost [member] | RCA's [member]
Liabilities as per balance sheet
RCA's liability	1,770	8,438
At fair value [member]
Liabilities as per balance sheet
Bank loans	536
Finance lease liabilities	909
Trade payables and other current liabilities	7,083
Total	10,298
Assets as per balance sheet
Deposits		311
Trade and other receivables		1,359
Other current assets		1,420
Short term investment		34,230
Cash and cash equivalents		48,357
Total		85,677
Trade and other receivables		1,359
Short-term investments		34,230
Cash and cash equivalents		48,357
Total		85,677
At fair value [member] | RCA's [member]
Liabilities as per balance sheet
RCA's liability	1,770
At fair value [member] | Financial liabilities at amortised cost [member]
Liabilities as per balance sheet
Bank loans		742
Finance lease liabilities		735
Trade payables and other current liabilities		9,606
Total		19,521
At fair value [member] | Financial liabilities at amortised cost [member] | RCA's [member]
Liabilities as per balance sheet
RCA's liability		8,438
Loans and receivables [member]
Assets as per balance sheet
Deposits		311
Trade and other receivables	2,905	1,359
Other current assets		1,420
Short term investment	10,653	34,230
Cash and cash equivalents	23,253	48,357
Total	37,828	85,677
Deposits	273
Trade and other receivables	2,905	1,359
Other current assets	744
Short-term investments	10,653	34,230
Cash and cash equivalents	23,253	48,357
Total	€ 37,828	€ 85,677